Long-Term Debt (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Capital leased assets disclosures
Estimated fair value of satellites acquired under capital leases	$ 500,000,000	$ 500,000,000
Accumulated depreciation on satellites acquired under capital leases	151,000,000	109,000,000
Depreciation expense - capital leases	43,000,000	43,000,000	40,000,000
Future minimum lease payments under the capital lease obligation, together with the present value of the net minimum lease payments
2012	83,700,000
2013	77,893,000
2014	76,296,000
2015	75,970,000
2016	75,970,000
Thereafter	314,269,000
Total minimum lease payments	704,098,000
Less: Amount representing lease of the orbital location and estimated executory costs (primarily insurance and maintenance) including profit thereon, included in total minimum lease payments	(323,382,000)
Net minimum lease payments	380,716,000
Less: Amount representing interest	(109,823,000)
Present value of net minimum lease payments	270,893,000
Less: Current portion	(28,187,000)
Long-term portion of capital lease obligations	$ 242,706,000
FSS Satellite Anik F3
Capital leased assets disclosures
Ku-band capacity leased (as a percent)	100.00%
Term of capital lease (in years)	15
Canadian DBS Satellite Ciel II
Capital leased assets disclosures
Satellite capacity leased (as a percent)	100.00%
Initial Term of capital lease (in years)	10